Share-based payment arrangements (Details 2) - Share appreciation rights (cash-settled) [Member] ₩ / shares in Units, ₩ in Thousands		12 Months Ended
		Dec. 31, 2025 KRW (₩) ₩ / shares	Dec. 31, 2025 KRW (₩) $ / shares	Dec. 31, 2024 KRW (₩) ₩ / shares	Dec. 31, 2024 KRW (₩) $ / shares
IfrsStatementLineItems [Line Items]
Fair value of option		₩ 7,540	₩ 7,540	₩ 54,230	₩ 54,230
Share price | (per share)		₩ 410,136	₩ 0.41	₩ 643,735
Exercise price		₩ 1,100,000		₩ 1,100,000
Risk- free interest rate (based on government bonds)		2.98%		2.71%
Volatility	[1]	35.50%		30.00%

[1]	Volatility has been based on an evaluation of the historical volatility of other companies’ share price, which are listed in KOSDAQ, particularly over the historical period commensurate with prior one year.